Impairments (Tables)	6 Months Ended
Jun. 30, 2022
Impairments
Schedule of impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2022	2022	2021	2022	2021	2021
Expected credit losses, stage 1	-23	-9	31	-32	36	60
Expected credit losses, stage 2	3	6	8	9	18	29
Expected credit losses, stage 3	-5	2	-30	-3	-57	-46
Established losses	—	—	-3	—	-3	-52
Reserves applied to cover established credit losses	—	—	3	—	3	49
Recovered credit losses	6	3	4	9	4	1
Net credit losses	-19	2	13	-17	1	41

Schedule of balances and reconciliation of changes in loss allowances by stages

	June 30, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	222,369	38,474	2,379	263,222	237,381
Off-balance sheet exposures, before expected credit losses	50,325	26,170	78	76,573	60,148
Total, before expected credit losses	272,694	64,644	2,457	339,795	297,529
Loss allowance, loans	-115	-20	-56	-191	-157
Loss allowance, off-balance sheet exposures[1]	-7	0	—	-7	-7
Total loss allowance	-122	-20	-56	-198	-164
Provision ratio (in percent)	0.04	0.03	2.28	0.06	0.06

1	Recognized under provision in Consolidated Statement of Financial Position. Off-balance sheet exposures consist of guarantee commitments, committed undisbursed loans and binding offers, see Note 8.

Loss Allowance

	June 30, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance January 1	-88	-28	-48	-164	-249
Increases due to origination and acquisition	-38	0	—	-38	-65
Net remeasurement of loss allowance	-10	7	6	3	21
Transfer to stage 1	-1	1	—	0	0
Transfer to stage 2	1	-1	—	0	-4
Transfer to stage 3	1	2	-9	-6	-19
Decreases due to derecognition	15	0	0	15	110
Decrease in allowance account due to write-offs	—	—	—	—	49
Exchange-rate differences[1]	-2	-1	-5	-8	-7
Closing balance	-122	-20	-56	-198	-164

1	Recognized under net results of financial transactions in Statement of Comprehensive Income.